CONDENSED BALANCE SHEET (Parenthetical)	Jun. 30, 2020 $ / shares shares
Temporary equity, redemption price per share | $ / shares	$ 10.00
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, outstanding	0
Class A Common Stock
Temporary equity, par value | $ / shares	$ 0.0001
Temporary equity, shares subject to possible redemption	21,843,927
Temporary equity, redemption price per share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	100,000,000
Common stock, issued	1,156,073
Common stock, outstanding	1,156,073
Class B Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	10,000,000
Common stock, issued	5,750,000
Common stock, outstanding	5,750,000